Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Leases, Supplemental Balance Sheet Infomormation [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Operating lease right-of-use assets:
Non-current	2,050,336	4,024,962
Operating lease liabilities:
Current	500,284	524,844
Non-current	1,690,716	3,594,531

Weighted average remaining lease terms (in years)	4.0	7.0
Weighted average discount rate	5.0%	6.0%

Lease, Cost [Table Text Block]
	Years ended December 31,
	2021	2020
	A$	A$
Fixed payment operating lease expense	715,086	771,693
Short-term lease expense	0	100,361
Sub-lease income	163,397	180,631

Lessee, Operating Lease, Income Statement Information [Table Text Block]
	Years ended December 31,
	2021	2020
	A$	A$
Cost of goods sold	119,437	141,291
Cost of services	104,344	100,266
Research and development	360,159	511,227
Selling, general and administrative	131,146	119,270
	715,086	872,054

Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
	Years ended December 31,
	2021	2020
	A$	A$
Operating cash outflows from operating leases	716,247	488,382

Lessee, Operating Lease, Noncash Information [Table Text Block]
	Years ended December 31,
	2021	2020
	A$	A$
Right of use assets obtained in exchange for lease liabilities	0	4,324,727
Right of use asset modifications	(1,392,953)	0

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
December 31, 2021
A$
2022	598,564
2023	594,392
2024	608,443
2025	623,654
2026	0
Thereafter	0
Total future lease payments	2,425,053
Less: imputed interest	(234,053)
Total operating lease liabilities	2,191,000
Current	500,284
Non-current	1,690,716